Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Principal Payments [Abstract]
July to December 2016	$ 209,146
2017	221,678
2018	307,371
2019	199,418
2020	171,996
2021 and thereafter	448,177
Total	$ 1,557,786	$ 1,400,094